Common Stock (Details)					1 Months Ended												3 Months Ended	6 Months Ended	9 Months Ended
	Oct. 14, 2016 $ / shares shares	Oct. 08, 2016 $ / shares shares	Oct. 07, 2016 $ / shares shares	Apr. 04, 2016 shares	Nov. 30, 2016 USD ($) Investors $ / shares shares	Oct. 31, 2016 USD ($) Investors $ / shares shares	Oct. 26, 2016 $ / shares shares	Oct. 25, 2016 $ / shares shares	Oct. 24, 2016 $ / shares shares	Oct. 23, 2016 $ / shares shares	Oct. 22, 2016 $ / shares shares	Oct. 20, 2016 $ / shares shares	Oct. 19, 2016 $ / shares shares	Oct. 18, 2016 $ / shares shares	Sep. 29, 2016 shares	Sep. 28, 2016 shares	Jun. 30, 2016 USD ($)	Jun. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Aug. 07, 2017 shares
Common Stock (Textual)
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001												$ 0.0001	$ 0.0001
Common stock, shares authorized																		100,000,000	100,000,000
Common stock, shares issued																		6,255,500	6,255,500
Common stock, shares outstanding																		6,255,500	6,255,500
Common stock issued by the founders					500,000	500,000
Preferred stock, shares authorized																		20,000,000	20,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Number of unrelated investors | Investors					35	35
Proceeds from investors | $																			$ 76
LG Ownership [Member] | Subsequent Events [Member]
Common Stock (Textual)
Common stock, shares issued																				255,500
Acquired issued and outstanding equity percentage																				100.00%
Two Prior Directors, Officers, and Shareholders [Member]
Common Stock (Textual)
Common stock issued by the founders				20,000,000
Two Prior Owners [Member]
Common Stock (Textual)
Redeemed shares of common stock																19,500,000
Four Executives [Member]
Common Stock (Textual)
Common stock issued by the founders															5,000,000
Common Stock [Member]
Common Stock (Textual)
Common stock issued	10,000	90,000	20,000		10,000		10,000	50,000	30,000	10,000	40,000	40,000	10,000	180,000
Redeemed shares of common stock																			(19,500,000)
Issuance of common stock, shares																			5,000,000
Shares issued, price per share | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock issued by the founders																			20,000,000
Proceeds from investors | $					$ 50	$ 50